VIA EDGAR TRANSMISSION

December 4, 2024

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	ARK ETF Trust (the “Registrant”)
File Nos. 333-191019 and 811-22883
Rule 497(j) Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Registrant as certification that the Registrant’s Prospectus and Statement of Additional Information, each dated November 30, 2024, do not differ from those contained in Post-Effective Amendment No. 33 (“Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on November 20, 2024.

If you have any questions regarding this filing, please do not hesitate to contact me at 727-387-5084 or kcarter@ark-invest.com.

Very truly yours,

/s/ Kellen Carter

Kellen Carter

200 CENTRAL AVE., SUITE 220, ST. PETERSBURG, FL 33701 WWW.ARK-INVEST.COM